Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000005523 | Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	90.50%
C000005523 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000005523 | Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000005523 | UMBS
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005523 | OBX Trust
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005523 | Sequoia Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005523 | Tricon American Homes Trust
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000005523 | RCKT Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000005523 | Cross Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000005523 | Morgan Stanley Residential Mortgage Loan Trust
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000005523 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	105.40%
C000005523 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000005523 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(9.20%)
C000190558 | Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	90.50%
C000190558 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000190558 | Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000190558 | UMBS
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000190558 | OBX Trust
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000190558 | Sequoia Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000190558 | Tricon American Homes Trust
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000190558 | RCKT Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000190558 | Cross Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000190558 | Morgan Stanley Residential Mortgage Loan Trust
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000190558 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	105.40%
C000190558 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000190558 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(9.20%)